Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2024
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	John Hancock Alternative Asset Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred sales charge (CDSC) waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial professional and beginning on page 37 of the prospectus under “Sales charge reductions and waivers” or page 146 of the fund’s Statement of Additional Information under “Sales Charges on Class A and Class C Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2024December 31, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. A higher portfolio turnover rate may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Shares Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	SharesNot Sold
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its objective by investing in alternative asset classes. The fund invests in other funds as well as other types of investments as described below.The fund allocates its assets among other affiliated and unaffiliated underlying funds, including exchange-traded funds (ETFs), that emphasize alternative or nontraditional asset categories or investment strategies such as international small-cap stocks, emerging-market equity, commodities, market neutral (long/short), global real estate, natural resources, TIPS (Treasury Inflation-Protected Securities), global bonds, high yield, bank loans, foreign currency trading strategies, absolute return strategies, managed futures, arbitrage strategies, tactical investment strategies, and emerging-market debt. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. The fund may purchase any underlying funds except other funds of funds. The fund may also invest directly in exchange-traded notes (ETNs). The fund may use a portion of its assets to employ a market neutral (long/short) strategy by simultaneously purchasing a security and entering into a short sale on the security.The fund may use various investment strategies such as hedging and other related transactions, including derivative instruments such as options, futures, and swaps. Derivatives may be used for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. These strategies also may be used to gain exposure to a particular security or securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments, including those linked to physical commodities.
Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.A note on performanceClass A and Class R4 shares commenced operations on January 2, 2009 and June 27, 2013, respectively. Returns shown prior to a class’s commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R4 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different. To the extent expenses of a class would have been higher than expenses of Class A shares for the periods shown, performance would have been lower.Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 a.m.—7:00 p.m., and Friday, 8:00 a.m.—6:00 p.m., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 a.m. and 5:00 p.m., Eastern time, on most business days.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	jhinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	sales charges are not reflected in the bar chart and returns would have been lower if they were
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return through:Q3 20232.96%Best quarter:Q2 20205.15%Worst quarter:Q1 2020-7.26%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns (shown for Class A shares only)
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Risk Nondiversified Status [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Asset Allocation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to others. Alternative asset categories may underperform the general stock market.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Commodity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Credit And Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Economic And Market Events Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Exchange Traded Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Exchange traded notes ETNs risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Fund of funds risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Hedging Derivatives And Other Strategic Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Investment company securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment company securities risk. Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Operational And Cybersecurity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Short sales risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Absolute Return Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Absolute return risk. Although a manager may aim to maximize absolute return, there is no guarantee that a fund will generate positive returns.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Arbitrage Strategies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Arbitrage strategies risk. Arbitrage strategies involve engaging in transactions that attempt to exploit the price differences of identical, related, or similar securities within a market or different markets or in different forms. The fund may realize losses or a reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency risk. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Foreign currencies may decline in value, which could negatively impact performance.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund’s value may decline as a result of this exposure to these securities.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Illiquid And Restricted Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Inflation protected securities risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-protected securities risk. Increases in real interest rates generally cause the price of inflation-protected debt securities to decrease.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Initial Public Offerings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Loan Participations Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Lower Rated And High Yield Fixed Income Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Natural Resources Industry Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Natural resources industry risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, natural disasters or other extreme weather conditions, commodity prices, and taxes and other governmental regulations, among other factors.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Preferred And Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Real Estate Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Small And Mid Sized Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.66%
1 year	rr_ExpenseExampleYear01	$ 660
3 years	rr_ExpenseExampleYear03	1,035
5 years	rr_ExpenseExampleYear05	1,434
10 years	rr_ExpenseExampleYear10	$ 2,546
2013	rr_AnnualReturn2013	3.98%
2014	rr_AnnualReturn2014	0.68%
2015	rr_AnnualReturn2015	(1.71%)
2016	rr_AnnualReturn2016	2.99%
2017	rr_AnnualReturn2017	6.10%
2018	rr_AnnualReturn2018	(4.09%)
2019	rr_AnnualReturn2019	8.95%
2020	rr_AnnualReturn2020	4.36%
2021	rr_AnnualReturn2021	4.77%
2022	rr_AnnualReturn2022	(3.11%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return through:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.26%)
1 year	rr_AverageAnnualReturnYear01	(7.94%)
5 year	rr_AverageAnnualReturnYear05	1.01%
10 year	rr_AverageAnnualReturnYear10	1.69%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	$ 20
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.55%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	2.36%
1 year	rr_ExpenseExampleYear01	$ 339
3 years	rr_ExpenseExampleYear03	775
5 years	rr_ExpenseExampleYear05	1,338
10 years	rr_ExpenseExampleYear10	2,700
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	239
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,700
1 year	rr_AverageAnnualReturnYear01	(4.78%)
5 year	rr_AverageAnnualReturnYear05	1.35%
10 year	rr_AverageAnnualReturnYear10	1.50%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.36%
1 year	rr_ExpenseExampleYear01	$ 138
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	827
10 years	rr_ExpenseExampleYear10	$ 1,829
1 year	rr_AverageAnnualReturnYear01	(2.82%)
5 year	rr_AverageAnnualReturnYear05	2.36%
10 year	rr_AverageAnnualReturnYear10	2.54%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class R2
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	$ 178
3 years	rr_ExpenseExampleYear03	591
5 years	rr_ExpenseExampleYear05	1,029
10 years	rr_ExpenseExampleYear10	$ 2,249
1 year	rr_AverageAnnualReturnYear01	(3.22%)
5 year	rr_AverageAnnualReturnYear05	1.96%
10 year	rr_AverageAnnualReturnYear10	2.09%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.19%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3],[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	$ 153
3 years	rr_ExpenseExampleYear03	535
5 years	rr_ExpenseExampleYear05	943
10 years	rr_ExpenseExampleYear10	$ 2,081
1 year	rr_AverageAnnualReturnYear01	(2.98%)
5 year	rr_AverageAnnualReturnYear05	2.21%
10 year	rr_AverageAnnualReturnYear10	2.35%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum front-end sales charge (load) on purchases, as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee (for fund account balances under $1,000) ($)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.45%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional other expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total other expenses	rr_OtherExpensesOverAssets	0.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.90%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[2]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 127
3 years	rr_ExpenseExampleYear03	437
5 years	rr_ExpenseExampleYear05	769
10 years	rr_ExpenseExampleYear10	$ 1,708
1 year	rr_AverageAnnualReturnYear01	(2.74%)
5 year	rr_AverageAnnualReturnYear05	2.46%
10 year	rr_AverageAnnualReturnYear10	2.62%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Return After Taxes on Distributions | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(8.88%)
5 year	rr_AverageAnnualReturnYear05	0.22%
10 year	rr_AverageAnnualReturnYear10	0.89%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | Return After Taxes on Distributions and Sale of Shares | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.54%)
5 year	rr_AverageAnnualReturnYear05	0.48%
10 year	rr_AverageAnnualReturnYear10	0.99%
Class A C I R2 R4 R6 | Alternative Asset Allocation Fund | HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.41%)
5 year	rr_AverageAnnualReturnYear05	1.41%
10 year	rr_AverageAnnualReturnYear10	1.76%

[1]	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[2]	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.“
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payments to the fund, in an amount equal to the amount by which other expenses of the fund exceed 0.04% of average daily net assets of the fund. For purposes of this agreement, “Other expenses of the fund” means all fund expenses, excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) advisory fees; (f) class-specific expenses; (g) underlying fund expenses (acquired fund fees); and (h) short dividend expense. The advisor also contractually agrees to reduce its management fee by 0.05% of the fund’s average daily net assets up to $5 billion, and by 0.025% on average daily net assets of the fund over $5 billion. The advisor also contractually agrees to waive its advisory fee for the fund so that the aggregate advisory fee retained by the advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.55% of the fund’s first $5 billion of average net assets and 0.525% of the fund’s average net assets in excess of $5 billion. These agreements expire on December 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.